LONG-TERM OPERATIONAL COMMITMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 36 - LONG-TERM OPERATING COMMITMENTS

The Company’s long-term commitments, mainly related to contracts for the purchase of electricity and fuel, are as follows:

36.1- Purchase of energy

Companies	2023	2024	2025	2026	2027	After 2027
Eletronorte	1,003,458	1,003,458	355,622	—	—	—
Furnas	1,403,614	1,429,391	1,355,859	1,360,693	1,352,101	4,970,139
CGT Eletrosul	709,293	448,771	436,941	437,117	428,525	3,052,629
Chesf	245,302	245,974	245,302	245,302	—	2,016,446
Total	3,361,667	3,127,594	2,393,724	2,043,112	1,780,626	10,039,214

36.2- Fuel suppliers

Companies	2023	2024	2025	2026	2027	After 2027
Eletronorte	14,336	16,628	16,628	16,628	16,628	33,296
Eletronuclear	—	—	235,579	357,860	90,097	14,838,384
Total	14,336	16,628	252,207	374,488	106,725	14,871,680

The subsidiary Eletronuclear has entered into contracts with Indústrias Nucleares do Brasil S.A. (INB) for the acquisition of Nuclear Fuel for the production of electricity, for the refills of NPP Angra 1 and NPP Angra 2 plants, as well as the initial and future NPP Angra 3 refills.

Eletronorte has a long-term contract regarding the purchase of natural gas for the purpose of generating thermoelectric power with Companhia de Gás Natural do Amazonas (CIGÁS). The final term of the contract is November 30, 2030.

36.3- Sale of Energy

Companies	2023	2024	2025	2026	2027	After 2027
Eletronuclear	4,672,327	4,672,327	4,672,327	4,672,327	4,672,327	9,344,654
Furnas	2,546,196	2,565,081	2,562,601	2,562,090	2,273,223	31,767,612
Eletronorte	1,077,413	1,080,191	499,065	499,065	499,170	5,543,836
CGT Eletrosul	854,338	865,516	873,525	883,313	—	7,061,618
Total	9,150,274	9,183,115	8,607,518	8,616,795	7,444,720	53,717,720

36.4- Social and environmental commitments

Companies	2023	2024	2025	2026	2027	After 2027
Eletronuclear	86,806	99,514	94,574	82,895	69,938	—
Furnas	44,667	16,052	5,394	2,226	641	—
CGT Eletrosul	86,670	86,670	86,670	86,670	86,670	409,564
Chesf	3,006	2,230	1,692	787	575	—
Total	221,149	204,466	188,330	172,578	157,824	409,564

Angra 3

Terms of commitment have been assumed with the Municipalities of Angra dos Reis, Rio Claro and Paraty, in which Eletronuclear undertakes to enter into specific socio-environmental agreements linked to NPP Angra 3, aiming at the execution of programs and projects in accordance with the conditions established by IBAMA.

36.5- Acquisition of Fixed and Intangible Assets

Companies	2023	2024	2025	2026	2027
Eletronuclear	221,137	318,078	46,965	10,535	—
CGT Eletrosul	364,615	202,181	27,703	—	—
Chesf	286,883	261,313	309,851	124,531	6,564
Total	872,635	781,572	384,519	135,066	6,564

Contracts have been signed with various suppliers for the acquisition of equipment to replace fixed assets, mainly from Angra 1, Angra 2 and Angra 3 plants, necessary for the operational maintenance of these assets.

36.6- Acquisition of supplies

Companies	2023	2024
CGT Eletrosul	246,943	257,548

The subsidiary CGT Eletrosul acquires lime to control waste emissions from UTE Candiota 3.

36.7- Commitments – Joint ventures

The amounts of the joint ventures’ commitments are presented below in proportion to the Company’s interests.

36.7.1 - Use of the public assets

34.11

Companies	2023	2024	2025	2026	2027	After 2027
Sinop	2,235	2,153	2,075	2,075	2,075	33,033
Simplício HPP/Batalha HPP	1,776	1,776	1,776	1,776	1,776	59,900
Total	4,011	3,929	3,851	3,851	3,851	92,933

36.7.2 - Capital Contribution

The Company has signed future commitments related to equity interest in SPE, related to AFAC, as presented below:

Companies	2023	2024	2025	2026	2027	After 2027
Teles Pires	38,024	36,668	35,124	33,576	32,026	112,032
Brasil Ventos	644,591	195,263	—	—	—	—
Energia Sustentável do Brasil S.A	34,340	—	—	—	—	—
Jirau	34,000	—	—	—	—	—
Total	750,955	231,931	35,124	33,576	32,026	112,032

Accounting policy

The Company recognizes the commitments for the acquisition of property, plant and equipment and the commitments related to its joint ventures separately from the value of other commitments, in accordance with the requirements of accounting standards IAS 16 – Property, plant and equipment and IFRS 12 - Disclosure of Interests in other Entities. In addition, energy purchase and sale commitments, socio-environmental commitments, and purchases from fuel suppliers are also recognized.